Shareholder Report, Average Annual Return (Details)			12 Months Ended	60 Months Ended	90 Months Ended	108 Months Ended
	Apr. 06, 2017	Oct. 16, 2015	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000159220
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Deer Park Total Return Credit Fund
Average Annual Return, Percent			(0.81%)	(0.90%)		2.72%
C000159221
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Deer Park Total Return Credit Fund
C000159222
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Deer Park Total Return Credit Fund
Without Sales Load [Member] | C000159220
Average Annual Return [Line Items]
Average Annual Return, Percent			5.24%	0.28%		3.40%
Without Sales Load [Member] | C000159221
Average Annual Return [Line Items]
Average Annual Return, Percent			4.47%	(0.45%)	1.33%
Without Sales Load [Member] | C000159222
Average Annual Return [Line Items]
Average Annual Return, Percent			5.38%	0.53%		3.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			11.57%	0.33%		1.68%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			11.57%	0.33%	1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			11.57%	0.33%		1.68%
HFRX Fixed Income Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Fixed Income Credit Index
Average Annual Return, Percent			8.65%	2.73%		2.27%
HFRX Fixed Income Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Fixed Income Credit Index
Average Annual Return, Percent			8.65%	2.73%	2.31%
HFRX Fixed Income Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Fixed Income Credit Index
Average Annual Return, Percent			8.65%	2.73%		2.27%